Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives	Mar. 31, 2024	Dec. 31, 2023
Minimum [Member] | Buildings and leasehold improvements [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	5 years	5 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	5 years	5 years
Minimum [Member] | Office equipment [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	3 years	3 years
Maximum [Member] | Buildings and leasehold improvements [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	50 years	50 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	10 years	10 years
Maximum [Member] | Office equipment [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	6 years	6 years